Document and Entity Information Document and Entity Information	Mar. 31, 2020
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000922224
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Tax Identification Number	23-2758192
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	(610)
Local Phone Number	774-5151
Document Period End Date	Mar. 31, 2020
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE
2013 Series B Due 2073 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2013 Series B due 2073
Trading Symbol	PPX
Security Exchange Name	NYSE
PPL Electric Utilities Corp [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000317187
Entity Emerging Growth Company	false
Entity File Number	1-905
Entity Registrant Name	PPL Electric Utilities Corporation
Entity Tax Identification Number	23-0959590
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	(610)
Local Phone Number	774-5151
LG And E And KU Energy LLC [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001518339
Entity Emerging Growth Company	false
Entity File Number	333-173665
Entity Registrant Name	LG&E and KU Energy LLC
Entity Tax Identification Number	20-0523163
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	220 West Main Street
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202-1377
City Area Code	(502)
Local Phone Number	627-2000
Louisville Gas And Electric Co [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000060549
Entity Emerging Growth Company	false
Entity File Number	1-2893
Entity Registrant Name	Louisville Gas and Electric Company
Entity Tax Identification Number	61-0264150
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	220 West Main Street
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202-1377
City Area Code	(502)
Local Phone Number	627-2000
Kentucky Utilities Co [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000055387
Entity Emerging Growth Company	false
Entity File Number	1-3464
Entity Registrant Name	Kentucky Utilities Company
Entity Tax Identification Number	61-0247570
Entity Incorporation, State or Country Code	KY
Entity Incorporation, State or Country Code	Virginia
Entity Address, Address Line One	One Quality Street
Entity Address, City or Town	Lexington,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507-1462
City Area Code	(502)
Local Phone Number	627-2000